COMMITMENTS (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Office equipment	$ 10,973	$ 10,973
Less accumulated amortization	(5,123)	(2,928)
Capital Leases, Balance Sheet, Assets by Major Class, Net	$ 5,850	$ 8,045